UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  June 30, 2008

Check here if Amendment [ ]; Amendment Number: ______
   This Amendment (Check only one.):       [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Sanno Point Capital Management LLC
Address:  623 Fifth Avenue, 16th Floor,
          New York, New York 10022

Form 13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Douglas A Spiegel
Title: Chief Financial Officer,
Sanno Point Capital Management LLC

Phone: (212) 588-7100

Signature, Place, and Date of Signing:

/s/ Douglas A Spiegel   New York, NY        August 12, 2008
---------------         ---------------     ----------
[Signature]             [City, State]      [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

                              FORM 13F SUMMARY PAGE

Report Summary:


Number of Other Included Managers:                 0

Form 13F Information Table Entry Total:          31

Form 13F Information Table Value Total:  $ 158,854 (Value in 1000's)


List of Other Included Managers: NONE


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

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COLUMN 1                     COLUMN 2           COLUMN 3  COLUMN 4          COLUMN 5          COLUMN 6  COLUMN 7      COLUMN 8

                                                                  AMOUNT AND TYPE OF SECURITY                      VOTING AUTHORITY
                                                                  ---------------------------                     ------------------
                                                          VALUE   SHR OR                      INVESTMENT OTHER
NAME OF ISSUER               CLASS     		CUSIP    (x$1000) PRN AMT  SH/PRN  PUT/CALL   DISCRETION MANAGERS SOLE   SHARED   NONE


AMERICREDIT CORP	     CV 2.125% 9/13	03060RAR2 11341   18850000  PRN               SOLE                18850000   0       0
AES CORP		     COM  	  	00130H105 1396    90000     SH                SOLE                90000      0       0
AES CORP		     COM		00130H105 380     100000    SH       PUT      SOLE                0          0  100000
ADVANCED MICRO DEVICES 	     CV 6% 5/15		007903AL1 3931    6000000   PRN		      SOLE		  6000000    0	     0
ARVINMERITOR INC	     CV 4% 2/27		043353AH4 10587   14500000  PRN		      SOLE		  14500000   0	     0
CHARTER COMM INC             CV 6.5% 10/27	16117MAF4 6288	  12038000  PRN	 	      SOLE		  12038000   0       0
CHESAPEAKE CORP		     CV 2.5% 05/37	165167BZ9 26710   15000000  PRN		      SOLE		  15000000   0	     0
CITIGROUP	     	     COM		172967101 1508	  90000     SH		      SOLE		  90000      0       0
CITIGROUP	     	     COM 		172967101 610	  200000    SH	     PUT      SOLE		  0	     0	200000
DYNEGY INC		     COM		26817G102 529     61900     SH		      SOLE 		  61900      0       0
DYNEGY INC		     COM		26817G102 198     100000    SH	     PUT      SOLE 		  0          0  100000
FORD MOTOR INC		     CV 4.25% 12/36     345370CF5 21882   30000000  PRN		      SOLE		  30000000   0       0
FANNIE MAE		     COM		313586109 195	  10000	    SH		      SOLE		  10000	     0	     0
FANNIE MAE     	     	     COM 		313586109 2210	  200000    SH	     PUT      SOLE		  0	     0	200000
GENERAL MOTORS		     COM		370442105 575	  50000	    SH		      SOLE		  50000	     0	     0
GENERAL MOTORS    	     COM 		370442105 1465	  200000    SH	     PUT      SOLE		  0	     0	200000
JETBLUE AIRWAYS    	     COM 		477143101 1225	  500000    SH	     PUT      SOLE		  0	     0	500000
LIBERTY MEDIA		     CV 3.75% 2/30	530715AL5 5482	  10000000  PRN		      SOLE		  10000000   0 	     0
LEVEL 3 COMMUNICATIONS	     CV 2.875% 7/10	52729NBA7 8979	  10250000  PRN		      SOLE		  10250000   0	     0
LUCENT TECHNOLOGIES INC	     CV 2.75% 6/23	549463AG2 4563	  5000000   PRN		      SOLE		  5000000    0	     0
MIRANT CORP NEW 	     WARRANT EXP 1/11   60467R126 1032    53900     SH                SOLE                53900      0       0
MIRANT CORP NEW		     WARRANT EXP 1/11   60467R118 20760   1147600   SH                SOLE                1147600    0       0
OMNICOM GROUP INC      	     CV 0% 2/31	  	681919AK2 2979    3000000   PRN  	      SOLE		  3000000    0       0
RELIANT ENERGY INC	     COM		75952B105 2127    100000    SH		      SOLE		  100000     0       0
RELIANT ENERGY INC	     COM		75952B105 905     100000    SH	     PUT      SOLE		  0	     0  100000
STARWOOD HOTELS & RESORTS    COM		85590A401 3990	  95000     SH		      SOLE                95000      0       0
STARWOOD HOTELS & RESORTS    COM		85590A401 3807    100000    SH	     PUT      SOLE                0          0  100000
SYBASE INC		     CV 1.75% 02/25	871130AB6 6334    5000000   PRN		      SOLE		  5000000    0       0
UAL CORP		     CV 4.50% 06/21	902549AH7 1993    5000000   PRN		      SOLE		  5000000    0       0
WELLS FARGO	     	     COM		949746101 3373	  142000    SH		      SOLE		  142000     0       0
WELLS FARGO	     	     COM 		949746101 1500	  200000    SH	     PUT      SOLE		  0	     0	200000


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